UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      05-13-99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               27
                                            ---------------------------
Form 13F Information Table Value Total:     $      166,421
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 1999


                                                                                   ITEM 5:
                                   ITEM 2:         ITEM 3:         ITEM 4:        Shares or
           ITEM 1:                Title of          Cusip            Fair         Principal
       Name of Issuer               Class           Number       Market Value       Amount
------------------------------------------------------------------------------------------------
LORAL SPACE & COMM            COMMON STOCK        G56462107        4,521,825        313,200
AMER TEL & TEL                COMMON STOCK        001957109        9,732,336        121,940
LIBERTY MEDIA CORP.           COMMON STOCK        001957208       13,046,474        247,914
AMERICAN INTL GROUP INC       COMMON STOCK        026874107       10,844,188         89,900
AMERITECH                     COMMON STOCK        030954901        2,881,250  50,000 CALL
CNA FINANCIAL                 COMMON STOCK        126117100        4,269,375        110,000
CABLEVISION                   COMMON STOCK        12686C109        8,895,000        120,000
COMCAST CRP CL A SPL          COMMON STOCK        200300200        2,479,738         39,400
CRESENT OPERATING             COMMON STOCK        22575M100          570,575        157,400
DISNEY                        COMMON STOCK        254687106        3,819,038        122,700
FOX ENTERTAINMENT             COMMON STOCK        35138T107        4,955,738        182,700
HOUSEHOLD INTL INC.           COMMON STOCK        441815107        7,017,125        153,800
HUSSMANN INTL INC             COMMON STOCK        448110106        2,592,344        176,500
LUCASVARITY                   COMMON STOCK        549395101        3,267,348         70,400
MCI WORLDCOM INC              COMMON STOCK        55268B106       14,488,825        163,600
MEDIAONE GROUP                COMMON STOCK        58440J104       13,335,000        210,000
MIDAMERICAN ENERGY            COMMON STOCK        59562V107        5,096,000        182,000
NAC RE CORP                   COMMON STOCK        628907107        9,728,175        181,200
NEWS CORP.LTD.PFD.            ADR                 652487802        7,218,750        262,500
PARK PLACE ENT                COMMON STOCK        700690100        6,431,150        850,400
RAYTHEON CL B                 CLASS B             755111408        8,318,888        141,900
RENAL CARE GROUP              COMMON STOCK        759930100          834,063         42,500
TELSP CELLULAR                COMMON STOCK        87952L108          695,125         33,200
TIME WARNER INC               COMMON STOCK        887315109        6,387,288         90,200
VARIAN ASSOCIATES             COMMON STOCK        922204102        6,913,000        178,400
WARNER LAMEBRT                COMMON STOCK        934488907        3,259,500    49,200 CALL
WINSTAR COMMUN.               COMMON STOCK        975515107        4,822,816        132,700


Table Continued....

                                            ITEM 6:                                            ITEM 8:
                                     INVESTMENT DESCRETION                             VOTING AUTHORITY SHARES
                                          (b) Shares                  ITEM 7:
           ITEM 1:                        as Definces   (c) Shared   Managers
       Name of Issuer         (a) Sole    in Instr. V      Other     See Intr. V (a) Sole    (b) Shared     (c) None
-----------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMM               X                                                  X
AMER TEL & TEL                   X                                                  X
LIBERTY MEDIA CORP.              X                                                  X
AMERICAN INTL GROUP INC          X                                                  X
AMERITECH                        X                                                  X
CNA FINANCIAL                    X                                                  X
CABLEVISION                      X                                                  X
COMCAST CRP CL A SPL             X                                                  X
CRESENT OPERATING                X                                                  X
DISNEY                           X                                                  X
FOX ENTERTAINMENT                X                                                  X
HOUSEHOLD INTL INC.              X                                                  X
HUSSMANN INTL INC                X                                                  X
LUCASVARITY                      X                                                  X
MCI WORLDCOM INC                 X                                                  X
MEDIAONE GROUP                   X                                                  X
MIDAMERICAN ENERGY               X                                                  X
NAC RE CORP                      X                                                  X
NEWS CORP.LTD.PFD.               X                                                  X
PARK PLACE ENT                   X                                                  X
RAYTHEON CL B                    X                                                  X
RENAL CARE GROUP                 X                                                  X
TELSP CELLULAR                   X                                                  X
TIME WARNER INC                  X                                                  X
VARIAN ASSOCIATES                X                                                  X
WARNER LAMEBRT                   X                                                  X
WINSTAR COMMUN.                  X                                                  X
